FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Level III (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in derivative instruments classified as Level III
Balance at the beginning of the period	$ 1,670	$ 3,527
Settlements	(23,675)	(8,893)
Balance at the end of the period	6,937	1,670
Gains from mortgage banking activities
Change in derivative instruments classified as Level III
Realized gains (losses) recorded in net income	22,005	5,366
Unrealized gains (losses) recorded in net income	$ 6,937	$ 1,670